Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Summary of outstanding balances

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)

Non-current trade receivables		€50,000
Trade and other receivables	€88,246	132,825	€31,645
Trade and other payables	€11,580	€27,074	€39,100

Summary of remuneration package of the members of key management personnel

	Year ended December 31,
	2021	2020	2019
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits	€4,264	€3,102	€14,129
Management board members as a group (1)
Gross salary	2,621	2,531	2,121
Employer social security on gross salary	—	—	61
Cash bonus (2)	1,172	433	1,230
Exceptional bonus	—	—	10,500
Employer social security on exceptional bonus	—	—	108
Other short-term benefits	471	138	109
Long-term benefits for management board members as a group (3)	—	—	1,874
Board fees and other short-term benefits for supervisory board members
Raj Parekh	220	220	90
Howard Rowe	120	125	55
Werner Cautreels (4)	—	—	15
Katrine Bosley (5)	65	115	45
Christine Mummery (4)	—	—	13
Mary Kerr	115	115	45
Peter Guenter (6)	115	115	30
Daniel O'Day (7)	—	—	—
Linda Higgins (7)	—	—	—
Elisabeth Svanberg (8)	115	78	—
Post-employment benefits (9)	399	392	323
Total benefits excluding subscription rights and RSUs	€5,413	€4,262	€16,618
Severance package (10)	802	—	—
Number of subscription rights granted in the year
Management board members as a group (1) (12)	275,000	275,000	315,000
Onno van de Stolpe	85,000	85,000	100,000
Bart Filius	50,000	50,000	65,000
Andre Hoekema	30,000	30,000	50,000
Piet Wigerinck (11)	40,000	40,000	50,000
Walid Abi-Saab	40,000	40,000	50,000
Michele Manto (12)	30,000	30,000	40,000
Supervisory board members as a group	—	—	45,000
Raj Parekh	—	—	15,000
Howard Rowe	—	—	7,500
Katrine Bosley	—	—	7,500
Mary Kerr	—	—	7,500
Peter Guenter (6)	—	—	7,500
Daniel O'Day (7)	—	—	—
Linda Higgins (7)	—	—	—
Elisabeth Svanberg (8)	—	—	—
Total number of subscription rights granted in the year (12)	275,000	275,000	360,000
Total cost of subscription rights granted in the year under IFRS 2	€5,629	€22,921	€14,236
Number of RSUs granted in the year (13)
Onno van de Stolpe	63,830	18,317	57,528
Bart Filius	62,730	12,600	39,846
Andre Hoekema	51,433	832	19,922
Piet Wigerinck (11)	835	12,080	33,077
Walid Abi-Saab	44,038	12,080	33,077
Michele Manto (12)	31,694	5,920	5,121
Total number of RSUs granted in the year	254,560	61,829	188,571

(1) Mr. Manto was appointed as Chief Commercial Officer and member of the management board, effective as of January 1, 2020. As a result the management board consisted of six persons in 2020. Dr. Wigerinck was a member of the management board until November 30, 2021. His remuneration and benefits are included in the overview for the financial year 2021.

(2) This aggregate number also includes the 2021 cash bonus of Dr. Wigerinck, who was a member of the management board until November 30, 2021.

(3) Only management board members are granted long-term benefits. Pursuant to the Senior Management Bonus Scheme, these consist of the deferred part of the bonus from 3 years ago. For the financial year 2020 and 2021 the deferred part of the bonus was not paid out.

(4) Supervisory board member's mandate expired on April 30, 2019.
(5) Ms. Bosley waived her equity related remuneration for the financial year 2021.
(6) Mr. Guenter's supervisory board member's mandate began on April 30, 2019.
(7) Supervisory board member's mandate began on October 22, 2019.
(8) Supervisory board member's mandate began on April 28, 2020.
(9) Only management board members are granted post-employment benefits.

(10) Dr. Wigerinck's severance package excludes his 2021 bonus paid per December 2021 and includes a payment of €35,416.66 for December 2021 pursuant to a non-competition obligation. During the financial year 2022 these monthly payments pursuant to a non-competition obligation will continue until 30 November 2022, except if Galapagos waives this non-competition obligation.

(11) Management board member until November 30, 2021.

(12) Mr. Manto was appointed as Chief Commercial Officer and member of the management board, effective as of January 1, 2020. Hence Mr. Manto’s subscription rights grant for 2019 (40,000 subscription rights) is not included in the total number of subscription rights granted in the financial year 2019.

(13) This is the sum of the RSUs awarded during the respective financial year, excluding the RSUs representing the deferred portion of the bonus for 2019 in financial year 2019, for 2020 in financial year 2020 and for 2021 in financial year 2021 (each time to be granted in the following financial year). Only management board members were awarded RSUs.